Assets pledged - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Fair value of securities accepted as collateral	£ 597,100	£ 608,412
Of which fair value of securities re-pledged/transferred to others	£ 530,364	£ 547,637